INCOME TAXES - Deferred Assets and Liabilities, Net (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Income Tax Assets
Other long-term assets (Note 14)	$ 356	$ 428
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities	7,677	6,884
Net Deferred Income Tax Liabilities	$ 7,321	$ 6,456